Note 22 Deposits from debt certificates (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Debt certificates issued [Line Items]
Debt instruments issued		€ 68,707	€ 55,429	[1],[2]	€ 55,763	€ 61,780
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt instruments issued		44,622	35,611		36,289
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt instruments issued		5,416	1,079		319
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt instruments issued		16,256	16,979		15,712
Issued in euros [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt instruments issued		6,734	7,665		9,930
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt instruments issued	[3]	800	959		366
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued		2,168	2,501		2,302
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt instruments issued		6,182	139		438
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued		7,066	6,289		7,221
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt instruments issued		3,000	3,000		3,500
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued		4,066	3,289		3,721
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt instruments issued		24,086	19,819		19,475
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt instruments issued		336	351		579
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt instruments issued		8,684	9,323		7,885
issued in foreign currency [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt instruments issued		99	114		178
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt instruments issued	[3]	4,722	3,724		2,843
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued		0	0		4
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt instruments issued		1,479	111		412
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued		8,766	6,196		7,574
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt instruments issued		2,715	1,876		1,771
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued		€ 6,051	€ 4,320		€ 5,803

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.